Restricted net assets	6 Months Ended
Jun. 30, 2020
Restricted net assets
Restricted net assets

19.Restricted net assets

The Group’s ability to pay dividends may depend on the Group receiving distributions of funds from its PRC subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC subsidiary only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Group’s PRC subsidiary.

In accordance with the Company law of the PRC, a domestic enterprise is required to provide statutory reserves of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide discretionary surplus reserve, at the discretion of the Board of Directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The Group’s PRC subsidiaries were established as domestic invested enterprise and therefore is subject to the above mentioned restrictions on distributable profits.

During the year ended December 31, 2019, no appropriation to statutory reserves was made because the PRC subsidiaries had substantial losses during the year.

As a result of these PRC laws and regulations subject to the limit discussed above that require annual appropriations of 10% of after-tax income to be set aside, prior to payment of dividends, as general reserve fund, the Group’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group.

Foreign exchange and other regulation in the PRC may further restrict the Group’s PRC subsidiaries from transferring funds to the Group in the form of dividends, loans and advances. As of December 31, 2019 and June 30, 2020, amounts restricted are in the paid-in capital of the Group’s PRC subsidiaries, which amounted to $155,858 and $205,858, respectively.